Expense Example - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
Apr. 30, 2025 USD ($)
VIP International Capital Appreciation Portfolio - Initial Class
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	966
VIP International Capital Appreciation Portfolio - Service Class
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	1,084
VIP International Capital Appreciation Portfolio - Service Class 2
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	$ 1,259